COST REDUCTION ACTIONS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Continuing operations | Other expense, net
Restructuring Cost and Reserve
Restructuring costs	$ 66.1	$ 40.3	$ 55.8
Discontinued operations | Other expense, net
Restructuring Cost and Reserve
Restructuring costs			0.6
Total including discontinued operations
Restructuring Cost and Reserve
Restructuring costs	66.1	40.3	56.4
Pressure-sensitive Materials | Other expense, net
Restructuring Cost and Reserve
Restructuring costs	40.2	10.8	34.1
Retail Branding and Information Solutions | Other expense, net
Restructuring Cost and Reserve
Restructuring costs	21.3	28.5	17.8
Vancive Medical Technologies
Restructuring Cost and Reserve
Restructuring costs	4.2	0.1	0.9
Corporate | Other expense, net
Restructuring Cost and Reserve
Restructuring costs	$ 0.4	$ 0.9	$ 3.0